Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,278,340,175.00
Previously Paid Amount	(0)
Total Fee Amount	195,713.89
Total Offset Amount	(0)
Net Fee	$ 195,713.89